SUBSEQUENT EVENTS		9 Months Ended	12 Months Ended
	Dec. 19, 2024	Mar. 31, 2025	Jun. 30, 2024
Restructuring Cost and Reserve [Line Items]
SUBSEQUENT EVENTS

17. SUBSEQUENT EVENTS

The Company evaluated subsequent events after March 31, 2025, in accordance with FASB ASC 855 Subsequent Events, through the date of the issuance of these financial statements and has determined the following subsequent event is required to be disclosed:

On May 21, 2025, the Company entered into a Convertible Promissory Note with Andrew Trumbach, the Company’s Co-CEO and CFO as the lender, which memorialized a $150,000 loan and loan terms. The amount borrowed was provided by Dr. Trumbach to the Company on April 10, 2025. Interest on the loan is 12% per annum, payable, with the principal and any and all fees, costs and expenses then due under the note, on October 10, 2025. The note is convertible into the common stock of the Company, in whole or in part, at the option of Dr. Trumbach at any time prior to its maturity date, at an exercise price per share of $0.16. The Company is using the proceeds from the loan for working capital and general corporate purposes.

Other than as provided above or in the other notes to these financial statements, the Company has determined that there were no other subsequent events that are required to be disclosed.

17. SUBSEQUENT EVENTS

The Company evaluated subsequent events after June 30, 2024, in accordance with FASB ASC 855 Subsequent Events, through the date of the issuance of these financial statements and has determined the following subsequent events are required to be disclosed.

As of the date of the issuance of these financial statements, the Company has engaged in two lease contracts for commercial space rental enabling an increase in rental income of $16,000 per month. The two Leases are detailed below.

●	On September 1, 2024, The Company obtained a signed 6-month lease contract for the use of Parcel 12132 and 12135 Block 7 of commercial space located at Casamora Resort in San Pedro, Belize for $3,000 USD a month rent with utilities not included. Due at commencement of this lease is first month’s rent, last month’s rent, and a security deposit of $3,000. This lease may be renewed for an additional six months if the tenant gives notice 2 months prior to termination date.

●	On September 1, 2024, The Company obtained a signed 6-month lease contract for the use of approximately 2500 square feet of commercial space basement, 5,000 square feet first floor, and 5,000 square feet second floors, and large terrace on the roof located at Casamora Resort in San Pedro, Belize for $13,000 USD a month rent with utilities not included. The first month’s rent is abated, and due at commencement of this lease is the last month’s rent, and a security deposit of $13,000. In the event of a default, the abated rent shall be immediately due. This lease may be renewed for an additional six months if the tenant gives notice 2 months prior to termination date.

●	As of September 30,2024, the Company was approved for a $5,000 000 Line of Credit with an expected closing date in October 2024. The Line of Credit terms are for 12 months at an interest rate of 3.5%. The use of proceeds is for acquisition of Chial Limited and other targeted acquisitions and to complete the development of Awaysis Casamora.

In September 2024, the Company’s Board of Directors and holders of a majority of its outstanding voting securities, approved of a reverse split of up to 1-for-20 of the Company’s issued and outstanding shares of common stock (the “Reverse Split”) and authorized the Company’s Co-CEOs, in their sole discretion, to determine the final ratio and effect the Reverse Split any time before the one year anniversary of the approval date. The Company does not yet have an effective date for the Reverse Split, but expects the Reverse Split to take effect in the second half of its 2025 fiscal year.

Other than as provided above or in the other notes to these financial statements, the Company has determined that there were no other subsequent events that are required to be disclosed.

Awaysis Belize Limited [Member]
Restructuring Cost and Reserve [Line Items]
SUBSEQUENT EVENTS

Note 9. Subsequent Event

Management evaluated subsequent events through August 13, 2025, the date the Statement was available to be issued. This evaluation included consideration of events occurring after the Acquisition Date but before issuance, in accordance with ASC 855. No events requiring recognition or additional disclosure were identified.